Subsequent Events — Unaudited	12 Months Ended
Dec. 31, 2024
Subsequent Events — Unaudited [Abstract]
Subsequent Events — Unaudited

Note 20 — Subsequent Events — Unaudited

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.

On August 27, 2025, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada to change its corporate name from Agrify Corporation to RYTHM, Inc., effective September 2, 2025. In connection with the name change, the Company’s trading symbol on The Nasdaq Capital Market will change from “AGFY” to “RYM” at the open of trading on September 2, 2025.